UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY
ONE LINCOLN STREET, P.O. BOX 5049
BOSTON, MA 02111-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
The Taiwan Fund, Inc. State Street Bank and Trust Company Attention: Brian F. Link, Secretary 100 Huntington Avenue Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC. Schedule of Investments/November 30, 2015 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 1)

COMMON STOCKS – 98.3%
CONSUMER DISCRETIONARY — 18.4%
Auto Components Industry — 5.8%
Cub Elecparts, Inc.	209,193	2,473,761
Hota Industrial Manufacturing Co., Ltd.	1,011,933	3,906,120
Macauto Industrial Co., Ltd.	341,000	1,645,349
		8,025,230
Auto Parts & Equipment Industry — 2.6%
Tung Thih Electronic Co., Ltd.	408,000	3,581,030

Healthcare Industry — 0.1%
Nan Liu Enterprise Co., Ltd.	32,000	178,911

Leisure Time Industry — 1.3%
Giant Manufacturing Co., Ltd.	134,000	905,184
KMC Kuei Meng International, Inc.	208,883	841,496
		1,746,680
Multiline Retail Industry — 1.5%
Poya Co., Ltd.	148,824	1,490,884
Taiwan FamilyMart Co., Ltd.	104,000	659,519
		2,150,403
Textile Industry — 7.1%
Eclat Textile Co., Ltd.	310,000	4,169,168
Pou Chen Corp.	1,258,000	1,674,533
Taiwan Paiho Ltd.	855,000	1,919,965
Toung Loong Textile Manufacturing Co., Ltd.	680,000	2,024,876
		9,788,542
TOTAL CONSUMER DISCRETIONARY		25,470,796
ELECTRONICS — 18.0%
Communications and Internet Industry — 1.2%
Wistron NeWeb Corp.	610,670	1,685,600

Computer and Peripheral Equipment Industry — 0.6%
Advantech Co., Ltd.	131,000	860,839

Electronic Parts/Components Industry — 2.3%
King Slide Works Co., Ltd.	258,000	3,118,099

Optoelectronics Industry — 3.0%
Largan Precision Co., Ltd.	54,000	4,160,591

Semiconductor Industry — 10.9%
CHIPBOND Technology Corp.	965,000	1,374,686
Taiwan Semiconductor Manufacturing Co., Ltd.	3,201,000	13,630,874
		15,005,560
TOTAL ELECTRONICS		24,830,689

	SHARES	US $ VALUE (NOTE 1)

FINANCE — 11.5%
Diversified Finance Services Industry — 2.2%
China Development Financial Holding Corp.	4,370,000	1,125,902
E. Sun Financial Holding Co., Ltd.	3,101,052	1,866,788
		2,992,690
Financial and Insurance Industry — 9.3%
Cathay Financial Holding Co., Ltd.	3,256,600	4,554,371
China Life Insurance Co., Ltd.	1,453,620	1,180,103
CTBC Financial Holding Co., Ltd.	3,491,634	1,829,145
Fubon Financial Holding Co., Ltd.	2,341,000	3,729,306
Yuanta Financial Holding Co., Ltd.	4,047,000	1,531,170
		12,824,095
TOTAL FINANCE		15,816,785
FOODS — 3.1%
Food Industry — 2.9%
Uni-President Enterprises Corp.	2,443,995	4,028,152

Food Products Industry — 0.2%
Grape King Bio Ltd.	36,000	229,397

TOTAL FOODS		4,257,549
INDUSTRIALS — 12.1%
Airlines Industry — 1.1%
China Airlines Ltd. *	2,293,000	758,667
Eva Airways Corp. *	1,517,961	762,654
		1,521,321
Building Material and Construction Industry — 0.7%
Sunspring Metal Corp.	735,000	938,959

Electrical Components & Equipment Industry — 2.0%
Bizlink Holding, Inc.	357,999	1,529,957
Voltronic Power Technology Corp.	84,350	1,253,286
		2,783,243
Electrical Components Industry — 4.7%
Cheng Uei Precision Industry Co., Ltd.	152,000	198,137
Delta Electronics, Inc.	899,000	4,310,199
Pegatron Corp.	754,000	1,988,830
		6,497,166
Machinery Industry — 2.9%
Airtac International Group	228,000	1,019,790
Iron Force Industrial Co., Ltd.	517,976	2,396,127
Sumeeko Industries Co., Ltd.	162,450	547,439
		3,963,356
Research & Consulting Services Industry — 0.7%
Sporton International, Inc.	171,650	1,004,386
TOTAL INDUSTRIALS		16,708,431

1

THE TAIWAN FUND, INC. Schedule of Investments/November 30, 2015 (Showing Percentage of Net Assets) (unaudited) (continued)

	SHARES	US $ VALUE (NOTE 1)

INFORMATION TECHNOLOGY — 25.0%
Computer and Peripheral Equipment Industry — 0.7%
Innolux Corp.	1,272,000	389,293
Posiflex Technology, Inc.	136,195	673,840
		1,063,133
Electrical Components Industry — 1.0%
Flexium Interconnect, Inc.	202,502	570,122
Zhen Ding Technology Holding Ltd.	279,000	792,332
		1,362,454
Electronic Parts/Components Industry — 6.1%
Hon Hai Precision Industry Co., Ltd.	3,300,872	8,494,371

Semiconductor Equipment Industry — 2.3%
Gigasolar Materials Corp.	119,000	2,307,671
Silergy Corp.	71,000	837,418
		3,145,089
Semiconductor Industry — 9.1%
Advanced Semiconductor Engineering, Inc.	2,339,000	2,461,389
ASPEED Technology, Inc.	187,164	1,998,243
MediaTek, Inc.	381,000	3,040,576
Radiant Opto-Electronics Corp.	221,000	578,194
Realtek Semiconductor Corp.	348,000	718,559
Silicon Motion Technology Corp.	38,000	1,264,260
Siliconware Precision Industries Co.	680,000	895,778
Sino-American Silicon Products, Inc. *	278,000	373,029
United Microelectronics Corp.	3,348,000	1,215,422
		12,545,450
Technology Hardware Industry — 5.8%
Catcher Technology Co., Ltd.	429,000	4,153,054
Ennoconn Corp.	372,000	3,817,781
		7,970,835
TOTAL INFORMATION TECHNOLOGY	34,581,332
MATERIALS — 6.2%
Metals & Mining Industry — 2.4%
Yeong Guan Energy Technology Group Co., Ltd.	620,786	3,356,679

Plastic Industry — 3.8%
Formosa Chemicals & Fibre Corp.	712,000	1,539,955
Formosa Plastics Corp.	761,000	1,718,207
Nan Ya Plastics Corp.	1,057,000	1,897,561
		5,155,723
TOTAL MATERIALS		8,512,402
TEXTILES — 2.1%
Textile Industry — 2.1%
Makalot Industrial Co., Ltd.	432,477	2,954,548
TOTAL TEXTILES		2,954,548

	SHARES	US $ VALUE (NOTE 1)

WHOLESALE AND RETAIL — 1.9%
Oil Gas and Electricity Industry General Industry — 0.8%
Formosa Petrochemical Corp.	482,000	1,139,955

Trading and Consumers' Goods Industry — 1.1%
President Chain Store Corp.	232,000	1,485,448
TOTAL WHOLESALE AND RETAIL		2,625,403
TOTAL COMMON STOCKS (Cost — $127,729,140)	135,757,935
TOTAL INVESTMENTS — 98.3% (Cost — $127,729,140)	135,757,935
OTHER ASSETS AND LIABILITIES, NET—1.7%	2,356,455
NET ASSETS—100.0%	138,114,390

Legend:
US $ – United States dollar
*	Non-income producing

2

Notes to Schedule of Investments (unaudited) November 30, 2015

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies."

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional certain risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the NT Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, Republic of China accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon the sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$135,757,935	$—	$—	$135,757,935
Total	$135,757,935	$—	$—	$135,757,935

^	See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued) November 30, 2015

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of November 30, 2015, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted for as of the trade date.

3. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2015, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $127,729,140. Net unrealized appreciation of the Fund’s investment securities was $8,028,795 of which $13,872,661 related to appreciated investment securities and $5,843,866 related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	January 28, 2016

By:	/s/ William C. Cox
William C. Cox
Treasurer of The Taiwan Fund, Inc.

Date:	Janaury 28, 2016